STOCKHOLDERS' (DEFICIT) EQUITY - Summary of status of company's outstanding series A preferred stock warrants (Details 5) - Series A Preferred Stock Warrants	12 Months Ended
	Dec. 31, 2014 $ / kg shares	Dec. 31, 2013 $ / kg shares
Preferred Stock warrants
Outstanding and exercisable at beginning of year | shares	300,000	300,000
Granted | shares
Exercised | shares
Expired | shares
Outstanding and exercisable at September 30, 2015 | shares	300,000	300,000
Weighted Average Exercise Price
Outstanding and exercisable at beginning of year | $ / kg	4.00	4.00
Granted | $ / kg
Exercised | $ / kg
Expired | $ / kg
Outstanding and exercisable at September 30, 2015 | $ / kg	4.00	4.00